Statement of Changes in Stockholders Deficit (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Number of common stock exercised	10,000,000	10,000,000
Number of warrants granted	10,200,000	10,000,000
Transaction One
Stock issued for cash, price per share	0.04	0.05
Transaction Two
Stock issued for cash, price per share		0.05
Transaction Three
Stock issued for cash, price per share		0.06
Transaction Four
Stock issued for cash, price per share		0.08
Transaction Five
Stock issued for cash, price per share		0.06
Transaction Six
Stock issued for cash, price per share		0.05
Transaction Seven
Stock issued for cash, price per share		0.05
Transaction Eight
Stock issued for cash, price per share		0.05
Transaction Nine
Stock issued for cash, price per share		0.04
Transaction Ten
Stock issued for cash, price per share		0.04
M2M adjustment
Number of warrants granted		8,000,000